Note 23 - Loss per Share	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]

23.    Loss per share

	12/31/2024	12/31/2023
Net loss for the year	(69,981)	(38,246)
Weighted average number of common shares	110,751,538	107,985,916
Basic and diluted net loss per common shares	(0.63)	(0.35)

As the Company presents loss for the year ended December 31, 2024, and 2023, the potential common shares are antidilutive in the case of a decrease in loss per share. For this reason, the basic and diluted loss per share is equal for the period presented.